Income Tax (Details) - Schedule of net deferred tax assets liability - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of net deferred tax assets liability [Abstract]
Deferred tax asset
Outside basis difference in partnership investment	8,240,626
Organizational costs / startup expenses	195,311	$ 195,311	$ 53,826
Accrued Interest - Trust	(119,186)	(119,186)
Federal Net Operating loss	49,145		41,721
Total deferred tax asset	8,365,896	76,125	95,547
Valuation allowance	(8,365,896)	(195,311)	(95,547)
Deferred tax asset, net of allowance	$ 0	$ (119,186)